Loan and lease operations	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Loan and lease operations
Note 10 - Loan and lease operations

a)	Composition of loans and lease operations portfolio

Below is the composition of the carrying amount of loan operations and lease operations by type, sector of debtor, maturity and concentration:

Loans and lease operations by type	12/31/2020	12/31/2019
Individuals	255,483	240,490
Credit card	87,073	91,676
Personal loan	35,346	34,892
Payroll loans	55,508	49,608
Vehicles	23,290	18,968
Mortgage loans	54,266	45,346
Corporate	134,521	100,789
Micro / small and medium companies	121,955	90,733
Foreign loans - Latin America	202,145	153,779

Total loans and lease operations	714,104	585,791

Provision for Expected Loss (1)	(48,322)	(37,508)

Total loans and lease operations, net of Expected Credit Loss	665,782	548,283

(1)	Comprises Expected Credit Loss for Financial Guarantees Pledged R$ (907) (R$ (837) at 12/31/2019) and Commitments to be Released R$ (3,485) (R$ (3,303) at 12/31/2019).

By maturity	12/31/2020	12/31/2019
Overdue as from 1 day	18,683	21,263
Falling due up to 3 months	172,497	165,028
Falling due from 3 months to 12 months	181,033	149,388
Falling due after 1 year	341,891	250,112

Total loans and lease operations	714,104	585,791

By concentration	12/31/2020	12/31/2019
Largest debtor	7,243	5,389
10 largest debtors	37,863	29,340
20 largest debtors	54,812	44,712
50 largest debtors	83,438	71,965
100 largest debtors	112,333	97,695

The breakdown of the loans and lease operations portfolio by debtor’s industry is described in Note 32, item 1.4.1 - By business sector.

b)	Gross Carrying Amount (Loan Portfolio)

Reconciliation of gross portfolio of loans and lease operations, segregated by stages:

Stage 1	Balance at 12/31/201 9	Transfer to Stage 2	Transfer to Stage 3 (*)	Cure from the Stage 2	Cure from the Stage 3	Derecognition	Acquisition/ (Settlement)	Closing balance 12/31/2020
Individuals	199.907	(32.363)	(1.779)	10.186	38	—	23.169	199.158
Corporate	91.448	(2.822)	(82)	996	299	—	33.826	123.665
Micro / Small and medium companies	77.722	(14.370)	(1.501)	4.827	875	—	29.231	96.784
Foreign loans - Latin America	132.812	(12.793)	(2.456)	3.229	47	—	46.762	167.601

Total	501.889	(62.348)	(5.818)	19.238	1.259	—	132.988	587.208

Stage 2	Balance at 12/31/2019	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	Acquisition/ (Settlement)	Closing balance 12/31/2020
Individuals	19.070	(10.186)	(7.158)	32.363	964	—	(4.260)	30.793
Corporate	911	(996)	(370)	2.822	51	—	375	2.793
Micro / Small and medium companies	7.225	(4.827)	(2.193)	14.370	483	—	907	15.965
Foreign loans - Latin America	14.714	(3.229)	(11.998)	12.793	834	—	3.578	16.692

Total	41.920	(19.238)	(21.719)	62.348	2.332	—	600	66.243

Stage 3	Balance at 12/31/2019	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	Acquisition/ (Settlement)	Closing balance 12/31/2020
Individuals	21.513	(38)	(964)	1.779	7.158	(11.764)	7.848	25.532
Corporate	8.430	(299)	(51)	82	370	570	(1.039)	8.063
Micro / Small and medium companies	5.786	(875)	(483)	1.501	2.193	(1.836)	2.920	9.206
Foreign loans - Latin America	6.253	(47)	(834)	2.456	11.998	(608)	(1.366)	17.852

Total	41.982	(1.259)	(2.332)	5.818	21.719	(13.638)	8.363	60.653

Consolidated 3 Stages	Balance at 12/31/2019	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2020
Individuals	240.490	(11.764)	26.757	255.483
Corporate	100.789	570	33.162	134.521
Micro / Small and medium companies	90.733	(1.836)	33.058	121.955
Foreign loans—Latin America	153.779	(608)	48.974	202.145
Total	585.791	(13.638)	141.951	714.104

(*)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.

Reconciliation of gross portfolio of loan and lease operations, segregated by stages:

Stage 1	Balance at 12/31/2018	Transfer to Stage 2	Transfer to Stage 3 (*)	Cure from the Stage 2	Cure from the Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2019
Individuals	177,488	(19,661)	(2,009)	8,680	—	—	35,409	199,907
Corporate	87,344	(904)	(36)	875	8	—	4,161	91,448
Micro / Small and medium companies	60,471	(5,484)	(823)	3,224	44	—	20,290	77,722
Foreign loans - Latin America	134,323	(12,022)	(1,001)	5,029	74	—	6,409	132,812

Total	459,626	(38,071)	(3,869)	17,808	126	—	66,269	501,889

Stage 2	Balance at 12/31/2018	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2019
Individuals	17,029	(8,680)	(7,579)	19,661	977	—	(2,338)	19,070
Corporate	2,038	(875)	(753)	904	1	—	(404)	911
Micro / Small and medium companies	6,059	(3,224)	(1,841)	5,484	483	—	264	7,225
Foreign loans - Latin America	11,768	(5,029)	(3,335)	12,022	731	—	(1,443)	14,714

Total	36,894	(17,808)	(13,508)	38,071	2,192	—	(3,921)	41,920

Stage 3	Balance at 12/31/2018	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2019
Individuals	18,047	—	(977)	2,009	7,579	(9,710)	4,565	21,513
Corporate	9,674	(8)	(1)	36	753	(868)	(1,156)	8,430
Micro / Small and medium companies	5,869	(44)	(483)	823	1,841	(2,011)	(209)	5,786
Foreign loans - Latin America	5,981	(74)	(731)	1,001	3,335	(1,710)	(1,549)	6,253

Total	39,571	(126)	(2,192)	3,869	13,508	(14,299)	1,651	41,982

Consolidated 3 Stages	Balance at 12/31/2018	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2019
Individuals	212,564	(9,710)	37,636	240,490
Corporate	99,056	(868)	2,601	100,789
Micro / Small and medium companies	72,399	(2,011)	20,345	90,733
Foreign loans - Latin America	152,072	(1,710)	3,417	153,779

Total	536,091	(14,299)	63,999	585,791

(*)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.

c)	Expected credit loss

Reconciliation of expected credit loss of loans and lease operations, segregated by stages:

Stage 1	Balance at 12/31/2019	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from the Stage 2	Cure from the Stage 3	Derecognition	(Increase) / Reversal	Closing balance 12/31/2020
Individuals	(5,215)	1,541	197	(525)	—	—	(1,401)	(5,403)
Corporate	(506)	205	3	(180)	(17)	—	(245)	(740)
Micro / Small and medium companies	(1,092)	698	90	(306)	(41)	—	(622)	(1,273)
Foreign loans - Latin America	(1,353)	275	513	(104)	(12)	—	(1,708)	(2,389)

Total	(8,166)	2,719	803	(1,115)	(70)	—	(3,976)	(9,805)

Stage 2	Balance at 12/31/2019	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	(Increase) / Reversal	Closing balance 12/31/2020
Individuals	(2,811)	525	2,872	(1,541)	(69)	—	(2,231)	(3,255)
Corporate	(91)	180	63	(205)	(9)	—	(1,199)	(1,261)
Micro / Small and medium companies	(890)	306	550	(698)	(92)	—	(513)	(1,337)
Foreign loans - Latin America	(2,765)	104	2,084	(275)	(218)	—	(959)	(2,029)

Total	(6,557)	1,115	5,569	(2,719)	(388)	—	(4,902)	(7,882)

Stage 3	Balance at 12/31/2019	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	(Increase) / Reversal	Closing balance 12/31/2020
Individuals	(11,427)	—	69	(197)	(2,872)	11,764	(9,809)	(12,472)
Corporate	(6,288)	17	9	(3)	(63)	(570)	946	(5,952)
Micro / Small and medium companies	(2,567)	41	92	(90)	(550)	1,836	(2,521)	(3,759)
Foreign loans - Latin America	(2,503)	12	218	(513)	(2,084)	608	(4,190)	(8,452)

Total	(22,785)	70	388	(803)	(5,569)	13,638	(15,574)	(30,635)

Consolidated 3 Stages	Balance at 12/31/2019	Derecognition	(Increase) / Reversal (2)	Closing balance at 12/31/2020 (3)
Individuals	(19,453)	11,764	(13,441)	(21,130)
Corporate	(6,885)	(570)	(498)	(7,953)
Micro / Small and medium companies	(4,549)	1,836	(3,656)	(6,369)
Foreign loans - Latin America	(6,621)	608	(6,857)	(12,870)

Total	(37,508)	13,638	(24,452)	(48,322)

(1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
(2)
The increase in the Expected Credit Loss is related to the change in the macroeconomic scenario as from the second half of March 2020 and that impacted our provisioning model for expected loss (Note 33a).

(3)	Comprises Expected Credit Loss for Financial Guarantees R$ (907) (R$ (837) at 12/31/2019) and Loan Commitments R$ (3,485) (R$ (3,303) at 12/31/2019).

Reconciliation of expected credit loss of loans and lease operations, segregated by stages:

Stage 1	Balance at 12/31/2018	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from the Stage 2	Cure from the Stage 3	Derecognition	(Increase) / Reversal	Closing balance 12/31/2019
Individuals	(3,892)	846	282	(264)	—	—	(2,187)	(5,215)
Corporate	(520)	59	1	(158)	—	—	112	(506)
Micro / Small and medium companies	(1,123)	225	72	(148)	(10)	—	(108)	(1,092)
Foreign loans - Latin America	(1,396)	258	18	(160)	(40)	—	(33)	(1,353)

Total	(6,931)	1,388	373	(730)	(50)	—	(2,216)	(8,166)

Stage 2	Balance at 12/31/2018	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	(Increase) / Reversal	Closing balance 12/31/2019
Individuals	(2,116)	264	3,117	(846)	(155)	—	(3,075)	(2,811)
Corporate	(549)	158	245	(59)	—	—	114	(91)
Micro / Small and medium companies	(603)	148	514	(225)	(144)	—	(580)	(890)
Foreign loans - Latin America	(1,183)	160	562	(258)	(268)	—	(1,778)	(2,765)

Total	(4,451)	730	4,438	(1,388)	(567)	—	(5,319)	(6,557)

Stage 3	Balance at 12/31/2018	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	(Increase) / Reversal	Closing balance 12/31/2019
Individuals	(8,417)	—	155	(282)	(3,117)	9,710	(9,476)	(11,427)
Corporate	(8,231)	—	—	(1)	(245)	868	1,321	(6,288)
Micro / Small and medium companies	(2,873)	10	144	(72)	(514)	2,011	(1,273)	(2,567)
Foreign loans - Latin America	(2,606)	40	268	(18)	(562)	1,710	(1,335)	(2,503)

Total	(22,127)	50	567	(373)	(4,438)	14,299	(10,763)	(22,785)

Consolidated 3 Stages	Balance at 12/31/2018	Derecognition	(Increase) / Reversal (2)	Closing balance at 12/31/2019 (3)
Individuals	(14,425)	9,710	(14,738)	(19,453)
Corporate	(9,300)	868	1,547	(6,885)
Micro / Small and medium companies	(4,599)	2,011	(1,961)	(4,549)
Foreign loans - Latin America	(5,185)	1,710	(3,146)	(6,621)

Total	(33,509)	14,299	(18,298)	(37,508)

(1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
(2)	Change in macroeconomic scenarios used gave rise, in the fourth quarter, to a reversal of the Provision for Expected Loss in the amount of R$ 8.
(3)	Comprises expected credit loss for Financial Guarantees R$ (837) (R$ (1,191) at 12/31/2018) and Loan Commitments R$ (3,303) (R$ (2,601) at 12/31/2018).
d)	Lease operations - Lessor

Finance leases are composed of vehicles, machines, equipment and real estate in Brazil and abroad. The analysis of portfolio maturities is presented below:

	12/31/2020			12/31/2019
	Payments receivable	Future financial income	Present value	Payments receivable	Future financial income	Present value
Current	2,277	(597)	1,680	1,899	(421)	1,478
Up to 1 year	2,277	(597)	1,680	1,899	(421)	1,478
Non-current	10,553	(2,956)	7,597	8,613	(2,640)	5,973
From 1 to 2 years	1,809	(472)	1,337	1,535	(439)	1,096
From 2 to 3 years	1,424	(398)	1,026	1,223	(368)	855
From 3 to 4 years	1,153	(337)	816	982	(310)	672
From 4 to 5 years	930	(289)	641	1,001	(287)	714
Over 5 years	5,237	(1,460)	3,777	3,872	(1,236)	2,636

Total	12,830	(3,553)	9,277	10,512	(3,061)	7,451

Financial lease revenues are composed of:

	01/01 to 12/31/2020	01/01 to 12/31/2019
Financial Income	645	612
Variable payments	40	39

Total	685	651

e)	Operations of securitization or transfer and acquisition of financial assets

ITAÚ UNIBANCO HOLDING carried out operations of securitization or transfer of financial assets in which there was retention of credit risks of financial assets transferred under co-obligation covenants. Thus, these credits are still recorded in the Consolidated Balance Sheet and are represented as follows:

	12/31/2020				12/31/2019
	Assets		Liabilities (*)		Assets		Liabilities (*)
Nature of operation	Book value	Fair value	Book value	Fair value	Book value	Fair value	Book value	Fair value
Mortgage loan	349	366	347	362	1,305	1,352	1,303	1,349
Working capital	1,297	1,299	1,310	1,312	1,211	1,213	1,207	1,208
Other	—	—	—	—	—	—	1	1

Total	1,646	1,665	1,657	1,674	2,516	2,565	2,511	2,558

(*)	Under Other liabilities.

From 01/01 to 12/31/2020 operations of transfer of financial assets with no retention of risks and benefits generated impact on the result of R$ 309, net of the Allowance for Loan Losses (R$ 403 from 01/01 to 12/31/2019).